Related party balances and transactions - Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related party balances and transactions
Total revenues	$ 356,682	$ 323,281
Related Party
Related party balances and transactions
Total revenues	317,452	281,159
Sales of goods revenues
Related party balances and transactions
Total revenues	310,150	251,942
Sales of goods revenues | Related Party
Related party balances and transactions
Total revenues	276,841	211,818
Automotive computing platform
Related party balances and transactions
Total revenues	258,535	215,680
Automotive computing platform | Related Party
Related party balances and transactions
Revenues	256,153	211,747
SoC Core Modules
Related party balances and transactions
Total revenues	47,909	36,252
SoC Core Modules | Related Party
Related party balances and transactions
Revenues	17,851	63
Automotive merchandise and other products
Related party balances and transactions
Total revenues	3,706	10
Automotive merchandise and other products | Related Party
Related party balances and transactions
Revenues	2,837	8
Software license revenues
Related party balances and transactions
Total revenues	2,290	26,787
Software license revenues | Related Party
Related party balances and transactions
Total revenues	1,929	24,999
Service revenues
Related party balances and transactions
Total revenues	44,242	44,552
Service revenues | Related Party
Related party balances and transactions
Total revenues	38,682	44,342
Automotive computing platform – Design and development service
Related party balances and transactions
Total revenues	39,334	23,025
Automotive computing platform – Design and development service | Related Party
Related party balances and transactions
Revenues	33,651	22,823
Automotive computing platform – Design and development service | Related Party | Xingji Meizu
Related party balances and transactions
Revenues	0	2,778
Connectivity service
Related party balances and transactions
Total revenues	3,408	19,020
Connectivity service | Related Party
Related party balances and transactions
Revenues	3,383	19,019
Other services
Related party balances and transactions
Total revenues	1,500	2,507
Other services | Related Party
Related party balances and transactions
Revenues	$ 1,648	$ 2,500